Offerings - Offering: 1	Oct. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	1.20
Maximum Aggregate Offering Price	$ 1,800,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 156.60
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), we are also registering an indeterminable number of shares of common stock, par value $0.001 per share, as may be issued in connection with stock splits, stock dividends or similar transactions.

Represents shares of common stock issuable pursuant to unissued equity awards under the Actinium Pharmaceuticals, Inc. 2026 Employment Inducement Award Plan.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on the average of the high and low prices per share of common stock as reported by NYSE American on October 5, 2026.

The Registrant does not have any fee offsets.